Restructuring, Impairment, and Plant Closing and Transition Costs - Restructuring, Impairment and Plant Closing and Transition Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Restructuring and Related Activities [Abstract]
Cash restructuring charges	$ 5	$ 6	$ 10	$ 20
Accelerated depreciation	0	0	2	0
Other plant closure costs	0	5	4	5
Total Restructuring, Impairment and Plant Closing and Transition Costs	$ 5	$ 11	$ 16	$ 25